Oct-23-03 02:09pm From- T-401 P.002/002 F-690

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028367

Cert NYS

1-12647

NYSE

OCT 23 2003

October 23, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
OCT 24 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ORIENTAL FINANCIAL GROUP INC., 7.0% Noncumulative Monthly Income Preferred Stock, Series B and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 23, 2003. Tentative listing date – October 27, 2003.

Sincerely,

[signature]